Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Jun. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets	The Company did not pay any dividend for the periods presented. As of June 30, 2023 and December 31, 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the condensed consolidated financial statements, if any.
	As of June 30, 2023	As of December 31, 2022
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$318,779	$285,916
Restricted cash	-	700,094
Due from related parties	55,868	5,168
Short-term investment	3,282,770	3,336,256
Prepaid expenses and other current assets	3,110,893	3,002,669
TOTAL CURRENT ASSETS	6,768,310	7,330,103

NON-CURRENT ASSETS
Investment in subsidiaries and VIE	21,693,865	24,481,840
TOTAL NON-CURRENT ASSETS	21,693,865	24,481,840

TOTAL ASSETS	28,462,175	31,811,943

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	26,350	15,550
TOTAL CURRENT LIABILITIES	26,350	15,550

TOTAL LIABILITES	26,350	15,550

EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 25,361,550 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively)	2,536	2,536
Additional paid-in capital	36,045,283	34,696,702
Statutory reserves	2,477,940	2,477,940
Accumulated deficits	(10,089,934)	(5,380,785)
TOTAL EQUITY	28,435,825	31,796,393

TOTAL LIABILITIES AND EQUITY	$28,462,175	$31,811,943

Schedule of Parent Company Statements of Operations and Comprehensive Loss
	For the six months ended June 30,
	2023	2022

REVENUES, NET	$-	$-

COSTS OF REVENUES	4,543	-

GROSS LOSS	(4,543)	-

OPERATING EXPENSES	2,125,071	559,558

LOSS FROM OPERATIONS	(2,129,614)	(559,558)

OTHER INCOME (EXPENSES)	58,440	(1,240,147)

LOSS BEFORE EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(2,071,174)	(1,799,705)

Equity in loss of subsidiaries and VIE	(2,637,975)	(5,788,617)

NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(4,709,149)	(7,588,322)

COMPREHENSIVE LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$(4,709,149)	$(7,588,322)

Schedule of Parent Company Statements of Cash Flows
	For the six months ended June 30,
	2023	2022

Net cash used in operating activities	(817,231)	(503,066)

Net cash provided by investing activities	-	-

Net cash provided by financing activities	150,000	-

Decrease in cash and cash equivalents	(667,231)	(503,066)

Cash, cash equivalents and restricted cash, beginning of year	986,010	1,484,236
Cash, cash equivalents and restricted cash, end of year	$318,779	$981,170

Cash, cash equivalents and restricted cash, end of year	318,779	981,170
Less: restricted cash	-	700,094
Cash and cash equivalents, end of year	318,779	281,076